INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
	License and Knowhow
	2018	2019
Cost
Balance as of January 1,	1,526	1,538
Additions	12	-
Balance as of December 31,	1,538	1,538

Accumulated Amortization
Balance as of January 1,	891	1,043
Additions	152	66
Balance as of December 31,	1,043	1,109

Amortized cost
Balance as of December 31,	495	429